Share-Based Compensation Plans - Summary of Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Contractual Term	6 years 2 months 12 days
Number of Shares Outstanding	841
Number of Shares Exercisable	646
Exercise Price 0.64 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 0.64
Weighted Average Contractual Term	5 years 9 months 18 days
Number of Shares Outstanding	354
Number of Shares Exercisable	307
Exercise Price 2.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 2.00
Weighted Average Contractual Term	6 years 4 months 24 days
Number of Shares Outstanding	471
Number of Shares Exercisable	327
Exercise Price 11.08 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices	$ 11.08
Weighted Average Contractual Term	7 years 8 months 12 days
Number of Shares Outstanding	16
Number of Shares Exercisable	12